Pension and Non-pension Post-employment Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Market Value of Plan Assets
The table below presents the market value of plan assets:

	Fair Market Value at December 31		Actual Asset Allocation (%) at December 31
	2017	2018	2017	2018
Quoted market prices:
Debt investment funds	$225.2	$10.2	57%	4%
Equity investment funds	7.0	6.6	2%	2%
Non-quoted market prices:
Insurance annuities	148.5	266.5	37%	91%
Other	14.8	9.7	4%	3%
Total	$395.5	$293.0	100%	100%

Summary of Financial Position of Pension and Other Benefit Plans
The following tables provide a summary of the financial position of our pension and other benefit plans:

	Pension Plans Year ended December 31		Other Benefit Plans Year ended December 31
	2017	2018	2017	2018
Plan assets, beginning of year	$377.2	$395.5	$—	$—
Interest income	10.0	9.4	—	—
Actuarial losses in other comprehensive income (i)	(6.1)	(82.2)	—	—
Administrative expenses paid from plan assets	(1.4)	(1.4)	—	—
Employer contributions	2.4	2.7	—	—
Employer direct benefit payments	0.1	1.0	2.5	2.3
Employer direct settlement payments	—	—	2.0	2.5
Settlement payments from employer	—	—	(2.0)	(2.5)
Settlement payments from plan (see note 19(a))	(11.7)	0.1	—	—
Benefit payments from plan	(10.5)	(12.7)	—	—
Benefit payments from employer	(0.1)	(1.0)	(2.5)	(2.3)
Foreign currency exchange rate changes and other	35.6	(18.4)	—	—

Plan assets, end of year	$395.5	$293.0	$—	$—

(i)
Actuarial gains or losses are determined based on actual return on plan assets less interest income as set forth in the table above. For 2018, includes a $63.3 loss resulting from the purchase of annuities in June 2018. For 2017, includes a $17.0 loss resulting from the purchase of annuities in March 2017 (see note 19(a) above).

	Pension Plans Year ended December 31		Other Benefit Plans Year ended December 31
	2017	2018	2017	2018
Accrued benefit obligations, beginning of year	$325.6	$355.8	$65.8	$75.5
Current service cost	2.1	1.8	2.0	2.2
Past service cost and settlement/curtailment losses	1.9	0.1	0.6	1.2
Interest cost	8.7	8.6	2.6	2.6
Actuarial losses (gains) in other comprehensive income from:
— Changes in demographic assumptions	5.4	(3.7)	0.2	—
— Changes in financial assumptions	2.9	(19.9)	2.9	(3.5)
— Experience adjustments	0.1	0.2	0.6	(0.5)
Settlement payments from employer	—	—	(2.0)	(2.5)
Settlement payments from plan	(11.7)	0.1	—	—
Benefit payments from plan	(10.5)	(12.7)	—	—
Benefit payments from employer	(0.1)	(1.0)	(2.5)	(2.3)
Foreign currency exchange rate changes and other	31.4	(19.7)	5.3	(4.6)
Accrued benefit obligations, end of year	$355.8	$309.6	$75.5	$68.1

Weighted average duration of benefit obligations (in years)	19	18	14	13
The present value of the defined benefit obligations, the fair value of plan assets and the surplus or deficit in our defined benefit pension and other benefit plans are summarized as follows:

	Pension Plans December 31		Other Benefit Plans December 31
	2017	2018	2017	2018
Accrued benefit obligations, end of year	$(355.8)	$(309.6)	$(75.5)	$(68.1)
Plan assets, end of year	395.5	293.0	—	—
Excess (deficiency) of plan assets over accrued benefit obligations	$39.7	$(16.6)	$(75.5)	$(68.1)

Schedule of Amounts Reported in Balance Sheet
The following table outlines the plan balances as reported on our consolidated balance sheet:

	December 31			December 31
	2017			2018
	Pension Plans	Other Benefit Plans	Total	Pension Plans	Other Benefit Plans	Total
Pension and non-pension post-employment benefit obligations	$(23.2)	$(74.6)	$(97.8)	$(21.1)	$(67.7)	$(88.8)
Current other post-employment benefit obligations (i)	—	(0.9)	(0.9)	—	(0.4)	(0.4)
Non-current net pension assets (note 10)	62.9	—	62.9	4.5	—	4.5
	$39.7	$(75.5)	$(35.8)	$(16.6)	$(68.1)	$(84.7)

(i)
In connection with certain restructuring actions announced prior to the end of 2017, we reclassified a current portion of the accumulated post-employment benefits totaling $0.9 to accrued and other current liabilities on our consolidated balance sheet as of December 31, 2017. The current portion of post-employment benefits as of December 31, 2018 was $0.4.

Net Expense Recognized In Consolidated Statement of Operations For Pension and Non-pension Post-employment Benefit Plans
The following table outlines the net expense recognized in our consolidated statement of operations for pension and non-pension post-employment benefit plans:

	Pension Plans Year ended December 31			Other Benefit Plans Year ended December 31
	2016	2017	2018	2016	2017	2018
Current service cost	$1.7	$2.1	$1.8	$1.9	$2.0	$2.2
Net interest cost (income)	(1.6)	(1.3)	(0.8)	2.6	2.6	2.6
Past service cost and settlement/curtailment losses	—	1.9	0.1	—	0.6	1.2
Plan administrative expenses and other	1.1	1.3	1.3	—	—	—
	1.2	4.0	2.4	4.5	5.2	6.0
Defined contribution pension plan expense (note 19(c))	10.0	9.4	9.6	—	—	—
Total expense for the year	$11.2	$13.4	$12.0	$4.5	$5.2	$6.0

Actuarial Gains and Losses, Net of Tax, Recognized in OCI and Reclassified
The following table outlines the gains and losses, net of tax, recognized in OCI and reclassified directly to deficit:

	Year ended December 31
	2016	2017	2018
Cumulative losses, beginning of year	$13.0	$(4.1)	$14.1
Loss on pension annuity purchases (note 19(a))	—	17.0	63.3
Actuarial losses (gains) recognized during the year (i)	(17.1)	1.2	(8.4)
Cumulative losses (gains), end of year (ii)	$(4.1)	$14.1	$69.0

(i)	Net of income tax recovery of $0.1 for 2018 (2017 — $0.0 income tax recovery; 2016 — net of $1.4 income tax expense).

(ii)	Net of income tax recovery of $0.8 as at December 31, 2018 (December 31, 2017 — net of $0.7 income tax recovery; December 31, 2016 — net of $0.7 income tax recovery).

Percentages and Assumptions Used in Measuring the Plans
The following percentages and assumptions were used in measuring the plans for the years indicated:

	Pension Plans			Other Benefit Plans
	2016	2017	2018	2016	2017	2018
Weighted average discount rate at December 31 (i) for:
Benefit obligations	2.6	2.5	2.9	3.9	3.6	3.8
Net pension cost	3.8	2.6	2.5	4.1	3.9	3.6
Weighted average rate of compensation increase for:
Benefit obligations	3.9	4.0	4.1	4.6	4.6	4.2
Net pension cost	3.8	3.9	4.0	4.6	4.6	4.6
Healthcare cost trend rates:
Immediate trend	—	—	—	5.9	5.8	5.7
Ultimate trend	—	—	—	4.5	4.5	4.0
Year the ultimate trend rate is expected to be achieved	—	—	—	2030	2030	2040

(i)
The weighted average discount rate is determined using publicly available rates for highly-rated bonds by currency in countries where there is a pension or non-pension benefit plan. A lower discount rate would increase the present value of the benefit obligation.

Disclosure of Sensitivity Analysis for Actuarial Assumptions
A one percentage-point increase or decrease in one of the following actuarial assumptions, holding other assumptions constant in each case, would increase (decrease) our benefit obligations as follows:

	Pension Plans		Other Benefit Plans
	Year ended December 31, 2018		Year ended December 31, 2018
	1% Increase	1% Decrease	1% Increase	1% Decrease
Discount rate	$(48.1)	$62.1	$(8.0)	$9.7
Healthcare cost trend rate	$—	$—	$6.2	$(5.1)